UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Hester Total Return Fund

SCHEDULE OF INVESTMENTS at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 85.6%
	Aerospace & Defense: 2.0%
2,300	General Dynamics Corp.	$204,677

	Beverages: 2.2%
3,750	The Coca-Cola Co.	230,138

	Capital Markets: 4.4%
1,837	Affiliated Managers Group, Inc. *	215,774
5,100	Bank of New York Mellon Corp.	248,676
		464,450
	Commercial Services & Supplies: 6.0%
7,600	Republic Services, Inc.	238,260
8,000	TrueBlue, Inc. *	115,840
9,000	Waste Connections, Inc. *	278,100
		632,200
	Communications Equipment: 2.1%
8,200	Cisco Systems, Inc. *	221,974

	Computers & Peripherals: 7.9%
4,336	Dell, Inc. *	106,276
6,086	Hewlett-Packard Co.	307,221
1,700	International Business Machines Corp.	183,770
9,250	Seagate Technology	235,875
		833,142
	Construction Materials: 0.8%
1,050	Vulcan Materials Co.	83,045

	Consumer Finance: 0.3%
1,500	SLM Corp.	30,210

	Distributors: 1.1%
2,800	WESCO International, Inc. *	110,992

	Diversified Financial Services: 1.1%
4,000	Citigroup, Inc.	117,760

	Diversified Telecommunication Services: 0.4%
3,000	Sprint Corp.	39,390

	Electronic Equipment & Instruments: 0.5%
1,459	Tyco Electronics Ltd.	54,173

	Energy Equipment & Services: 3.2%
3,000	Baker Hughes, Inc.	243,300
6,000	TETRA Technologies, Inc. *	93,420
		336,720
	Food Products: 1.4%
15,000	Del Monte Foods Co.	141,900

	Gas Utilities: 0.9%
1,850	Equitable Resources, Inc.	98,568

	Health Care Equipment & Supplies: 3.3%
1,200	C.R. Bard, Inc.	113,760
2,000	Covidien Ltd.	88,580
3,127	DENTSPLY International, Inc.	140,778
		343,118
	Health Care Providers & Services: 1.0%
2,000	Quest Diagnostics, Inc.	105,800

	Household Durables: 2.4%
6,000	Koninklijke Philips Electronics N.V. - ADR	256,500

	Industrial Conglomerates: 3.2%
7,605	General Electric Co.	281,917
1,459	Tyco International Ltd.	57,850
		339,767
	Insurance: 3.1%
2,000	American International Group, Inc.	116,600
2,700	Cincinnati Financial Corp.	106,758
1,150	Hartford Financial Services Group, Inc.	100,268
		323,626
	IT Services: 4.7%
5,600	Accenture Ltd.	201,768
4,250	Broadridge Financial Solutions, Inc.	95,327
2,500	Fidelity National Information Services, Inc.	103,975
4,000	Western Union Co.	97,120
		498,190
	Machinery: 3.1%
1,500	Illinois Tool Works, Inc.	80,310
3,670	Joy Global, Inc.	241,559
		321,869
	Media: 6.5%
4,500	CBS Corp. - Class B	122,625
4,000	Comcast Corp. - Special Class A *	72,480
2,500	Lamar Advertising Co. - Class A*	120,175
8,400	News Corp.	172,116
4,400	Viacom, Inc. - Class B *	193,248
		680,644
	Metals & Mining: 1.7%
4,850	Alcoa, Inc.	177,267

	Multi-Utilities: 1.4%
5,500	MDU Resources Group, Inc.	151,855

	Oil, Gas & Consumable Fuels: 5.4%
700	Apache Corp.	75,278
2,100	ConocoPhillips	185,430
3,300	Exxon Mobil Corp.	309,177
		569,885
	Pharmaceuticals: 1.0%
4,800	Pfizer, Inc.	109,104

	Semiconductor & Semiconductor Equipment: 3.0%
12,000	Intel Corp.	319,920

	Software: 6.4%
7,100	Amdocs Ltd. *	244,737
8,500	Microsoft Corp.	302,600
5,500	Oracle Corp. *	124,190
		671,527
	Textiles, Apparel & Luxury Goods: 2.7%
4,600	Hanesbrands, Inc. *	124,982
2,500	Nike, Inc.	160,600
		285,582
	Trading Companies & Distributors: 0.8%
900	W.W. Grainger, Inc.	78,768

	Wireless Telecommunication Services: 1.6%
5,750	SK Telecom Co., Ltd. - ADR *	171,580

	TOTAL COMMON STOCKS
	(Cost $7,021,644)	9,004,341

	INVESTMENT COMPANIES: 13.1%
2,000	iPath MSCI India Index ETN	195,580
400	iShares FTSE Xinhua China 25 Index Fund	68,180
3,600	iShares MSCI Australia Index Fund	103,752
1,050	iShares MSCI Brazil Index Fund	84,735
3,600	iShares MSCI Canada Index Fund	115,632
2,000	iShares MSCI EAFE Index Fund	157,000
850	iShares MSCI Emerging Markets Index Fund	127,755
2,250	iShares MSCI France Index Fund	85,568
3,000	iShares MSCI Germany Index Fund	106,320
1,500	iShares MSCI Mexico Index Fund	84,000
1,275	iShares MSCI South Korea Index Fund	82,492
800	iShares MSCI Spain Index Fund	50,920
1,000	iShares MSCI United Kingdom Index Fund	24,080
2,000	iShares Trust Dow Jones Home Construction Index Fund	35,260
1,700	Powershares Golden Dragon Halter USX China	58,225
	TOTAL INVESTMENT COMPANIES
	(Cost $1,241,039)	1,379,499

Shares		Value
	SHORT-TERM INVESTMENT: 1.3%
135,260	AIM Treasury Portfolio - Institutional Class	135,260
	TOTAL SHORT-TERM INVESTMENT
	(Cost $135,260)	135,260

	TOTAL INVESTMENTS : 100.0%	10,519,100
	(Cost $8,397,943)
	Other Assets in Excess of Liabilities: 0.0%	2,121
	TOTAL NET ASSETS: 100.0%	$10,521,221

*	Non Income Producing.
ADR	American Depository Receipt.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows+:

Cost of investments	$8,413,856
Gross unrealized appreciation	2,495,196
Gross unrealized depreciation	(389,952)
Net unrealized appreciation	$2,105,244

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  January 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
  Robert M. Slotky, President

Date  January 14, 2008

By (Signature and Title)*  /s/Eric W. Falkeis
  Eric W. Falkeis, Treasurer

Date  February 26, 2008

* Print the name and title of each signing officer under his or her signature.